Commitments and Contingencies - Additional Information - Vessels Under Construction (Detail) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Estimated purchase price	$ 1,500,000,000
Payments made towards commitments for construction of certain carriers and tankers	1,403,850,000	796,324,000
Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Payments made towards commitments for construction of certain carriers and tankers	221,400,000
Carrying value of completed units not yet in service	1,200,000,000
Capitalized interest and other miscellaneous construction costs	4,600,000
Estimated remaining payments required to be made under newbuilding contract in 2014	131,200,000
Estimated remaining payments required to be made under newbuilding contract in 2015	271,200,000
Estimated remaining payments required to be made under newbuilding contract in 2016	445,800,000
Estimated remaining payments required to be made under newbuilding contract in 2017	$ 399,000,000
Newbuildings [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	5
Newbuildings [Member] | 2016 [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	2
Newbuildings [Member] | 2016 [Member] | Towage Segment [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	4
Newbuildings [Member] | 2016 [Member] | Fso Segment [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1
Newbuildings [Member] | 2017 [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings [Member] | 2014 [Member] | Fso Segment [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1